Banking Facility (Details) - Schedule of outstanding balance of banking facility - DBS Bank, Ltd. (“DBS”) [Member]	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Banking Facility (Details) - Schedule of outstanding balance of banking facility [Line Items]
Term	July 8, 2020 to February 28, 2021	July 8, 2020 to February 28, 2021
Interest rate, description	DBS Prevailing Cost of Funds +2.5% (Approximately 5%-5.5%)	DBS Prevailing Cost of Funds +2.5% (Approximately 5%-5.5%)
Collateral/Guarantee	Guaranteed by Mr. Huang Guanchao (Fe-da Electronics’ former director) and Mr. Lim Tzea (Fe-da Electronics’ general manager and director) and Mr. Lim Tzea’s assigned life insurance	Guaranteed by Mr. Huang Guanchao (Fe-da Electronics’ former director) and Mr. Lim Tzea (Fe-da Electronics’ general manager and director) and Mr. Lim Tzea’s assigned life insurance
Outstanding balance of bank facility			¥ 13,049,800